SCHEDULE OF SUBSIDIARIES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Verses Technologies USA, Inc. (“VTU”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Wyoming, USA	Wyoming, USA
Interest, percentage	100.00%	100.00%	100.00%
Verses Operations Canada Inc. (“VOC”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	British Columbia, CA	British Columbia, CA
Interest, percentage	100.00%	100.00%	100.00%
Verses Logistics Inc. (“VLOG”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Wyoming, USA	Wyoming, USA
Interest, percentage	100.00%	100.00%	100.00%
Verses Realities Inc. (“VRI”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Wyoming, USA	Wyoming, USA
Interest, percentage		100.00%	100.00%
Interest description	Dissolved
Verses Inc. (“VINC”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Wyoming, USA	Wyoming, USA
Interest, percentage	100.00%	100.00%	100.00%
Verses Health Inc. (“VHE”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Wyoming, USA	Wyoming, USA
Interest, percentage		100.00%	100.00%
Interest description	Dissolved
Verses Global BV (“VBV”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Netherlands	Netherlands
Interest, percentage	100.00%	100.00%	100.00%
Verses Solutions Inc (“VSI”) [Member]
ScheduleOfSubsidiariesLineItems [Line Items]
Place of Incorporation	Wyoming, USA	Wyoming, USA
Interest, percentage	100.00%	100.00%